Cover	Jan. 31, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-36336
Entity Registrant Name	EnLink Midstream, LLC
Entity Central Index Key	0001592000
Entity Tax Identification Number	46-4108528
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 West fifth street
Entity Address, City or Town	TULSA
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172
City Area Code	918
Local Phone Number	588-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Liability Company Interests
Trading Symbol	ENLC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1722 ROUTH STREET
Entity Address, Address Line Two	SUITE 1300
Entity Address, City or Town	DALLAS
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
Entity Information, Former Legal or Registered Name	EnLink Midstream, LLC